Subsequent Events (Tables)	6 Months Ended
Sep. 30, 2023
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Schedule of Impact on Equity Structure

Impact on Equity Structure

Date of Conversion	Promissory Note Converted ($)	No of Shares Issued	Conversion Price per Share ($)	Increase in Share Capital ($)	Increase in Share Premium (Net of Transaction Cost) ($)
03 Dec 24	41,275	30,000	1.38	300	31,195
10 Dec 24	25,412	20,000	1.27	200	19,194
12 Dec 24	22,559	20,000	1.13	200	17,022
16 Dec 24	15,000	15,000	1	150	11,306
17 Dec 24	32,000	32,000	1	320	24,118
18 Dec 24	18,000	18,000	1	180	13,567
20 Dec 24	2,719,611	2,719,611	1	27,196	2,152,552
Impact on Equity Structure				28,546	2,268,954